CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2023	Oct. 31, 2022
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	10,000,000	10,000,000
Treasury shares	0	10,000
Class A ordinary shares
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	9,500,000	9,500,000
Ordinary shares, shares issued	3,024,745	2,537,200
Ordinary shares, shares outstanding	3,024,745	2,527,200
Class B ordinary shares
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	500,000	500,000
Ordinary shares, shares issued	250,000	250,000
Ordinary shares, shares outstanding	250,000	250,000